Investment Risks - BHILL Fund	Jul. 29, 2026
Credit Risk 1 Member
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Credit Risk
The risk that issuers of fixed income securities in which the Fund invests experience unanticipated financial problems causing their securities to decline in value. Changes in the market’s perception of the issuer’s financial strength or in a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ value. In addition, the Fund is subject to the risk that the issuer of a fixed income security will fail to make timely payments of interest or principal, or may stop making such payments altogether.
Interest Rate Risk 1 Member
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Interest Rate Risk
When interest rates increase, fixed income securities generally will decline in value and, as a result, an increase in interest rates may result in a decrease in the value of debt securities held by the Fund. Conversely, as interest rates decrease, the prices of fixed income securities tend to increase. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity, and call features, among other characteristics. The longer a fixed-income security’s duration, the more sensitive it will be to changes in interest rates. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. Recent and potential future changes in government policy may affect interest rates.

Floating Rate Securities Risk Member
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Floating Rate Securities Risk
The interest rates payable on floating rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to another interest rate, such as the Treasury Note Constant Maturity Rate. The absence of an active market for these securities could make it difficult for an owner to dispose of them if the issuer defaults.
ETF Risk Member
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ETF Risk
Because the Fund may invest in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its NAV. An active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact the Fund’s ability to sell its shares of an ETF. The Fund may pay brokerage commissions in connection with the purchase and sale of shares of ETFs. An investment in an ETF is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear a proportionate share of any fees and expenses of the ETFs in which the Fund invests.
To the extent that all or a portion of an ETF’s underlying securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the ETF’s domestic trading day. In turn, this could lead to differences between the market price of the ETF’s shares and the underlying value of its shares.

Investment-Grade Debt Securities Risk Member
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Investment-Grade Debt Securities Risk
Investment-grade debt securities may be downgraded by a nationally recognized statistical rating organization (“NRSRO”) to below-investment-grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities with higher credit ratings.

U.S. Government Securities Risk Member
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U.S. Government Securities Risk
U.S. government securities, which may be backed by the U.S. Department of the Treasury or the full faith and credit of the U.S., and may include U.S. Treasury bills, Treasury Inflation-Protected Securities, notes and bonds, are guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Department of the Treasury, or are supported only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.

Asset-Backed Securities Risk Member
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Asset-Backed Securities Risk
Asset-backed securities are fixed-income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of any credit enhancement feature, changes in interest rates, and, at times, the financial condition of the issuer.

Mortgage-Backed Securities Risk Member
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Mortgage-Backed Securities Risk
Mortgage-backed securities are fixed-income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed-income securities due to the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities may fluctuate in price based on deterioration in the value of the collateral underlying the pool of mortgage loans, which may result in the collateral being worth less than the remaining principal amount owed on the mortgages in the pool.

Corporate Loan Risk Member
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Corporate Loan Risk
The corporate loans, commonly referred to as bank loans, in which the Fund invests may be rated below investment grade. As a result, such corporate loans will be considered speculative with respect to the borrowers’ ability to make payments of interest and principal and will otherwise generally bear risks similar to those associated with non-investment grade securities. There is a high risk that the Fund could suffer a loss from investments in lower rated corporate loans as a result of a default by the borrower. Direct investments in loans may be illiquid and holding a loan could expose the Fund to the risks of being a direct lender.

Prepayment And Extension Risk Member
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Prepayment and Extension Risk
When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the owner may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the assets tied up in lower interest debt obligations.

Preferred Stock Risk Member
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Preferred Stock Risk
Preferred stocks in which the Fund may invest are sensitive to interest rate changes, generally decreasing in value if interest rates rise and increasing in value if interest rates fall. Preferred stocks are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time and credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Call Risk Member
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Risk [Text Block]	Call Risk During a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce income if the proceeds are reinvested at lower interest rates.
Other Investment Companies Risk Member
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Other Investment Companies Risk
The Fund’s investments in other investment companies, including ETFs and closed-end funds, will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolios of such investment companies, and the value of the Fund’s investment will fluctuate in response to the performance of such portfolios. In addition, if the Fund acquires shares of other investment companies, shareholders of the Fund will bear both their proportionate share of the fees and expenses of the Fund (including management and advisory fees) and, indirectly, the fees expenses of the other investment companies.

Closed-End Fund Risk Member
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Closed-End Fund Risk
Shares of closed-end funds frequently trade at a price per share that is less than the net asset value (“NAV”) per share. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease or that when the Fund seeks to sell shares of a closed-end fund it can receive the NAV of those shares. Closed-end funds have lower levels of daily volume when compared to open-end companies. There are greater risks involved in investing in securities with limited market liquidity. To the extent the Fund invests in closed-end funds, it will indirectly bear its proportionate share of any fees and expenses payable directly by the closed-end fund. Therefore, the Fund would incur higher expenses, which may be duplicative, than if the Fund did not invest in closed-end funds.
High-Yield Securities Risk Member
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High Yield Securities Risk
Securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of the securities, such as increased possibility of default, liquidation of the security, and changes in value based on public perception of the issuer.
Distressed Or Defaulted Securities Risk Member
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Distressed or Defaulted Securities Risk
Investments in defaulted securities and obligations of distressed issuers, including securities that are, or may be, involved in reorganizations or other financial restructurings, either out of court or in bankruptcy, involve substantial risks in addition to the risks of investing in high-yield debt securities. These securities are considered speculative with respect to the issuers’ continuing ability to make principal and interest payments. Additional risks include the cost to protect the investment, and an investment could become worthless. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Management Risk Member
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Management Risk
Management risk describes the Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund. The Fund is subject to the risk that the manager’s selection of portfolio holdings suffer disproportionately by the poor performance of any one holding or that the Fund underperforms other funds with a similar investment objective.
Municipal Securities Risk Member
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Municipal Securities Risk
Investing in municipal securities may involve risk related to the ability of the municipalities to continue to meet their obligations for the payment of interest and principal when due. Any adverse economic conditions or developments affecting the states or municipalities that issue the municipal securities in which the Fund invests could negatively impact the Fund.

Derivatives Risk Member
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Derivatives Risk
The use of derivative instruments exposes the Fund to additional risks and transaction costs. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.
Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on funds using derivatives. The rule may not effectively limit the risk of loss from derivatives.
Futures Contract Risk. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market and the resulting inability to close or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
Leverage Risk. Derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through derivative instruments, the Fund has the risk of losing more than its original investment. The net asset value (“NAV”) of the Fund when employing leverage will be more volatile and sensitive to market movements.

Derivatives Risk, Futures Contract Risk Member
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Futures Contract Risk. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market and the resulting inability to close or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Derivatives Risk, Leverage Risk Member
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Leverage Risk. Derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through derivative instruments, the Fund has the risk of losing more than its original investment. The net asset value (“NAV”) of the Fund when employing leverage will be more volatile and sensitive to market movements.

Market Risk Member
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Market Risk
Financial market risks affect the value of individual instruments in which the Fund invests. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. Factors such as economic growth and market conditions, interest rates, and political events affect the markets. Periods of market volatility may occur in response to market events and other economic, political, and global macro factors (for example, a global pandemic, government deficits and debt, military conflicts, inflation, tariffs, sanctions, and/or recessions). These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.
Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.
Foreign Securities And Companies Risk Member
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Foreign Securities and Companies Risk
Foreign securities traded on U.S. exchanges and dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. Foreign securities also involve risks such as currency fluctuations and delays in enforcement of rights.

Portfolio Turnover Risk Member
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Portfolio Turnover Risk
As a result of its active trading strategy, the Fund may incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

Cybersecurity Risk Member
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Cybersecurity Risk
Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, its advisor and/or its other service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.
Risk Lose Money [Member]
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Risk [Text Block]	Losing all or a portion of your investment is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Member]
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Non-diversification risk.
The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund. However, the Fund intends to satisfy the asset diversification requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) for classification as a regulated investment company (“RIC”).